CONSOLIDATED STATEMENTS OF CHANGES IN TEMPORARY EQUITY AND SHAREHOLDERS' DEFICIT - USD ($)	Series A convertible preferred stock Accumulated Deficit [Member]	Series A convertible preferred stock	Series B convertible preferred stock Accumulated Deficit [Member]	Series B convertible preferred stock	Series C convertible preferred stock	Series D convertible preferred stock Additional Paid-in Capital [Member]	Series D convertible preferred stock Accumulated Deficit [Member]	Series D convertible preferred stock	Series E convertible preferred stock	Series E-1 convertible preferred stock	Series E-2 convertible preferred stock	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income	Non-controlling Interest	Total
BALANCE at the beginning at Dec. 31, 2016		$ 10,037,000		$ 20,448,000	$ 80,519,000			$ 218,141,000
BALANCE at the beginning (in shares) at Dec. 31, 2016		25,477,056		15,029,846	17,972,134			33,184,364
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of preferred stock								$ 4,931,000
Issuance of preferred stock (in shares)								753,192
BALANCE at the beginning at Dec. 31, 2016													$ 6,341,000	$ (76,605,000)			$ (70,264,000)
Balance (in shares) at Dec. 31, 2016												35,011,962
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of warrants for services													32,000				32,000
Issuance of common stock in connection with acquisition													75,000				75,000
Issuance of common stock in connection with acquisition (in shares)												45,596
Vesting of restricted stock													12,000				12,000
Vesting of restricted stock (in shares)												8,520,424
Exercise of stock options													481,000				481,000
Exercise of stock options (in shares)												1,116,084
Stock-based compensation													3,761,000				3,761,000
Other comprehensive loss															$ (27,000)		(27,000)
Capital contributions from non-controlling interests																$ 67,000	67,000
Net income (loss)														(84,829,000)		62,000	(84,767,000)
Net income (loss)																	(84,767,000)
BALANCE at the end at Dec. 31, 2017		$ 10,037,000		$ 20,448,000	$ 80,519,000			$ 223,072,000					$ 10,702,000	(161,434,000)	(27,000)	129,000	(150,630,000)
Balance (in shares) at Dec. 31, 2017		25,477,056		15,029,846	17,972,134			33,937,556				44,694,066
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of preferred stock										$ 706,766,000
Issuance of preferred stock (in shares)									73,940,269	2,486,560
Repurchase of preferred stock		$ (274,000)		$ (399,000)				$ (121,000)
Repurchase of preferred stock (in shares)		(692,854)		(290,939)				(18,524)
BALANCE at the end at Dec. 31, 2018		$ 9,763,000		$ 20,049,000	$ 80,519,000			$ 222,951,000	$ 730,582,000								$ 1,063,864,000
BALANCE at the end (in shares) at Dec. 31, 2018		24,784,202		14,738,907	17,972,134			33,919,032	76,426,829
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock in connection with acquisition										$ 23,816,000
Issuance of common stock in connection with acquisition (in shares)												1,648,679	7,922,000				7,922,000
Vesting of restricted stock													$ 2,388,000				$ 2,388,000
Vesting of restricted stock (in shares)												2,555,208
Exercise of stock options													(5,201,000)				(5,201,000)
Exercise of stock options (in shares)												5,172,343
Repurchase of common Stock													(9,986,000)	(36,106,000)			(46,092,000)
Repurchase of common Stock (in shares)												(5,933,180)
Stock-based compensation													14,974,000				14,974,000
Repurchase of Series preferred stock	$ (5,269,000)	$ (5,269,000)	$ (1,930,000)	$ (1,930,000)			$ (26,000)	$ (26,000)
Other comprehensive loss															25,000		25,000
Net income (loss)														(241,291,000)		1,362,000	(239,929,000)
Net income (loss)																	(239,929,000)
BALANCE at the end at Dec. 31, 2018													31,201,000	(446,056,000)	(2,000)	1,491,000	(413,366,000)
Balance (in shares) at Dec. 31, 2018												48,137,116
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of preferred stock											$ 21,222,829
Issuance of preferred stock (in shares)											282,638,000
BALANCE at the end at Sep. 30, 2019		$ 9,763,000		$ 20,049,000	$ 80,519,000			$ 222,951,000	$ 1,013,220,000
BALANCE at the end (in shares) at Sep. 30, 2019		24,784,202		14,738,907	17,972,134			33,919,032	97,649,658
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock in connection with acquisition													6,650,000				6,650,000
Issuance of common stock in connection with acquisition (in shares)												958,280
Vesting of restricted stock													737,000				737,000
Vesting of restricted stock (in shares)												1,003,493
Exercise of stock options													2,523,000				2,523,000
Exercise of stock options (in shares)												1,390,239
Repurchase of common Stock													590,000	3,410,000			(4,000,000)
Repurchase of common Stock (in shares)												(500,000)
Stock-based compensation													9,990,000				9,990,000
Purchase of non- controlling interests													4,847,000			62,000	4,909,000
Other comprehensive loss															39,000		39,000
Capital distribution of non-controlling interests																(3,276,000)	(3,276,000)
Net income (loss)														(249,296,000)		1,847,000	(249,295,000)
Net income (loss)																	(247,448,000)
BALANCE at the end at Sep. 30, 2019													45,664,000	(698,762,000)	37,000		(653,061,000)
Balance (in shares) at Sep. 30, 2019												50,989,128
BALANCE at the beginning at Dec. 31, 2018		$ 9,763,000		$ 20,049,000	$ 80,519,000			$ 222,951,000	$ 730,582,000								1,063,864,000
BALANCE at the beginning (in shares) at Dec. 31, 2018		24,784,202		14,738,907	17,972,134			33,919,032	76,426,829
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of preferred stock								$ 35,000,000	$ 282,638,000
Issuance of preferred stock (in shares)								5,320,038	21,222,829
BALANCE at the end at Dec. 31, 2019		$ 9,763,000		$ 20,049,000	$ 80,519,000			$ 257,951,000	$ 1,013,220,000								1,381,502,000
BALANCE at the end (in shares) at Dec. 31, 2019		24,784,202		14,738,907	17,972,134			39,239,070	97,649,658
BALANCE at the beginning at Dec. 31, 2018													31,201,000	(446,056,000)	(2,000)	1,491,000	(413,366,000)
Balance (in shares) at Dec. 31, 2018												48,137,116
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock in connection with acquisition													6,650,000				6,650,000
Issuance of common stock in connection with acquisition (in shares)												958,280
Issuance of issuer stock rights in extinguishment of convertible notes						$ 7,241,000		$ 7,241,000
Vesting of restricted stock													1,061,000				1,061,000
Vesting of restricted stock (in shares)												1,302,065
Exercise of stock options													3,450,000				3,450,000
Exercise of stock options (in shares)												1,877,635
Repurchase of common Stock													(590,000)	(3,410,000)			(4,000,000)
Repurchase of common Stock (in shares)												(500,000)
Stock-based compensation													13,196,000				13,196,000
Purchase of non- controlling interests													4,847,000			62,000	4,909,000
Other comprehensive loss															20,000		20,000
Capital distribution of non-controlling interests																(3,276,000)	(3,276,000)
Net income (loss)														(341,017,000)		$ 1,847,000	(339,170,000)
Net income (loss)																	(339,170,000)
BALANCE at the end at Dec. 31, 2019													57,362,000	(790,483,000)	18,000		(733,103,000)
Balance (in shares) at Dec. 31, 2019												51,775,096
BALANCE at the end at Dec. 31, 2019		$ 9,763,000		$ 20,049,000	$ 80,519,000			$ 257,951,000	$ 1,013,220,000								1,381,502,000
BALANCE at the end (in shares) at Dec. 31, 2019		24,784,202		14,738,907	17,972,134			39,239,070	97,649,658
BALANCE at the end at Dec. 31, 2019													57,362,000	(790,483,000)	18,000		(733,103,000)
Balance (in shares) at Dec. 31, 2019												51,775,096
BALANCE at the end at Sep. 30, 2020		$ 9,763,000		$ 20,049,000	$ 80,519,000			$ 257,951,000	$ 1,013,220,000								1,381,502,000
BALANCE at the end (in shares) at Sep. 30, 2020		24,784,202		14,738,907	17,972,134			39,239,070	97,649,658
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of issuer stock rights in extinguishment of convertible notes													212,940,000				212,940,000
Vesting of restricted stock													95,000				95,000
Vesting of restricted stock (in shares)												694,387
Exercise of stock options													1,098,000				1,098,000
Exercise of stock options (in shares)												377,860
Stock-based compensation													9,162,000				9,162,000
Other comprehensive loss															126,000		126,000
Net income (loss)																	(198,968,000)
Net income (loss)														(198,968,000)			(198,968,000)
BALANCE at the end at Sep. 30, 2020													280,657,000	(989,451,000)	144,000		(708,650,000)
Balance (in shares) at Sep. 30, 2020												52,847,343
BALANCE at the end at Sep. 30, 2020		$ 9,763,000		$ 20,049,000	$ 80,519,000			$ 257,951,000	$ 1,013,220,000								1,381,502,000
BALANCE at the end (in shares) at Sep. 30, 2020		24,784,202		14,738,907	17,972,134			39,239,070	97,649,658
BALANCE at the end at Sep. 30, 2020													$ 280,657,000	$ (989,451,000)	$ 144,000		$ (708,650,000)
Balance (in shares) at Sep. 30, 2020												52,847,343